PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 52,450	$ 51,022
Less: accumulated depreciation	(47,502)	(44,742)
Property, Plant and Equipment, Net, Total	4,948	6,280
Depreciation expense	$ 1,496	$ 1,631	$ 3,663
Office equipment and furniture | Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	3 years
Office equipment and furniture | Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives of property and equipment	5 years